Profit before income tax expense	12 Months Ended
Dec. 31, 2019
Profit before income tax expense [abstract]
Profit before income tax expense
6	Profit before income tax expense

Profit before income tax expense was determined after charging/(crediting) the following:

	For the year ended 31 December
	2019	2018	2017
Total interest expense on borrowing	11,342,526	10,982,230	10,225,069
Less: amounts capitalized in property, plant and equipment	579,808	495,818	476,065
Interest expenses charged in consolidated statement of comprehensive income	10,762,718	10,486,412	9,749,004
Including: Interest expenses on lease liabilities	171,573	-	-
Auditors’ remuneration-audit services	42,019	68,750	64,160
Operating leases charge	-	377,162	364,756
Minimum lease payments under operating lease, lease payments not included in the measurement of lease liabilities	234,139	-	-
Fuel	97,686,799	105,736,173	92,737,304
Depreciation of property, plant and equipment (Note i)	21,130,076	20,466,423	20,180,830
Depreciation of right-of-use assets (Note i)	734,827	-	-
Amortization of land use rights (Note i)	-	344,068	341,125
Amortization of other non-current assets	101,902	105,623	113,878
Impairment loss of property, plant and equipment (Note 7)	5,719,990	989,778	1,046,195
Impairment loss of land use rights	-	-	108,590
Impairment loss of mining rights (Note 13)	-	135,085	-
Impairment loss of goodwill (Note 15)	-	409,371	-
Impairment loss of other non-current assets	464,867	8,432	5,008
Recognition of loss allowance for receiviables	74,557	40,967	27,682
Recognition/(reversal) of provision for inventory obsolescence (Note 17)	22,453	253,816	(263)
Net (gain)/ loss on disposals of non-current assets	(69,449)	(42,506)	616,456
Government grants	(818,101)	(521,380)	(421,912)
Included in other investment income
-Gains on disposal of available-for-sale financial assets	-	-	(1,479,732)
-Dividends on available-for-sale financial assets	-	-	(124,918)
-Dividends on other equity instrument investments	(685)	(1,168)	-
-Gains on disposal of subsidiaries (Note 20, 41(b))	(256,009)	-	(52,330)
-Loss on disposal of a joint venture	-	270,741	-
Included in (gain)/loss on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	(17,175)	(746,850)	(859,547)
-Loss on fair value changes of trading derivatives	(19,492)	20,007	2,761

Other operating expenses consist of impairment losses of property, plant and equipment, goodwill, mining rights and impairment losses of other non-current assets, loss on disposal of a joint venture, recognition of loss allowance for receivables, recognition/(reversal) of provision for inventory obsolescence, gain on disposals of non-current assets substituted power arrangement expenses, insurance, government grants and other miscellaneous expenses.

Note i: Upon the adoption IFRS 16, depreciation of finance lease assets was reclassified from “property, plant and equipment” to “right-of-use assets”, and amortisation of land use rights was reclassified from “land use rights” to “right-of-use assets”.